Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - Customer Relationships - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Cost	$ 143,145	$ 118,774
Accumulated amortization	(71,480)	(68,023)
Net carrying amount	71,665	50,751
Bermuda
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(13,579)	(11,733)
Net carrying amount	16,206	18,052
Cayman
Finite-Lived Intangible Assets [Line Items]
Cost	17,728	17,728
Accumulated amortization	(5,672)	(4,571)
Net carrying amount	12,056	13,157
Channel Islands and the UK
Finite-Lived Intangible Assets [Line Items]
Cost	90,069	65,698
Accumulated amortization	(51,435)	(51,210)
Net carrying amount	38,634	14,488
Other
Finite-Lived Intangible Assets [Line Items]
Cost	5,563	5,563
Accumulated amortization	(794)	(509)
Net carrying amount	$ 4,769	$ 5,054